Group information (Details Narrative)	3 Months Ended	12 Months Ended
	Jun. 18, 2024	Mar. 31, 2025	Mar. 31, 2024
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary			1.41%
Top of range [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary			35.54%
Adventure and Nature Network Pvt. Ltd. [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%